COMMITMENTS (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019
Disclosure Of Commitments [Line Items]
Minimum lease commitments expected under these operating leases	$ 847
2020
Disclosure Of Commitments [Line Items]
Minimum lease commitments expected under these operating leases	720
2021
Disclosure Of Commitments [Line Items]
Minimum lease commitments expected under these operating leases	452
2022
Disclosure Of Commitments [Line Items]
Minimum lease commitments expected under these operating leases	$ 54